UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:             |_|; Amendment Number: ___

This  Amendment  (Check  only  one): |_|  is a restatement
                                     |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Timescape Global Capital Management, LLC

Address:  488 Madison Avenue
          Suite 1706
          New York, NY 10022

13F File Number: 028-13299

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadir Khan
Title:  Managing Member
Phone:  (212) 339-5311


Signature, Place and Date of Signing:

/s/ Nadir Khan                   New York, NY                 November 10, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     20

Form 13F Information Table Value Total:     $92,957
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.    Form 13F File Number      Name

1.     028-13300                 Timescape Global Investments Master Fund, L.P.

                                                    FORM 13F INFORMATION TABLE

                                             Timescape Global Capital Management, LLC
                                                        September 30, 2010


COLUMN 1                      COLUMN  2         COLUMN 3    COLUMN 4       COLUMN 5    COLUMN 6        COLUMN 7      COLUMN 8

                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000)  PRN AMT  PRN CALL DISCRETION      MNGRS   SOLE    SHARED  NONE
AK STL HLDG CORP              COM               001547108   3,069    222,200  SH  PUT  SHARED-DEFINED     1         0    2,222   0
AK STL HLDG CORP              COM               001547108   2,455    177,800  SH  PUT  SOLE            NONE     1,778        0   0
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH    03938L104   1,098     33,300  SH  PUT  SHARED-DEFINED     1         0      333   0
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH    03938L104     881     26,700  SH  PUT  SOLE            NONE       267        0   0
BANK OF AMERICA CORPORATION   COM               060505104  10,919    833,500  SH  PUT  SHARED-DEFINED     1         0  833,500   0
BANK OF AMERICA CORPORATION   COM               060505104   8,731    666,500  SH  PUT  SOLE            NONE   666,500        0   0
BARCLAYS BK PLC               IPATH S&P ST ETN  06740C527   2,791    161,138  SH       SHARED-DEFINED     1         0  161,138   0
BARCLAYS BK PLC               IPATH S&P ST ETN  06740C527   2,232    128,862  SH       SOLE            NONE   128,862        0   0
CLIFFS NATURAL RESOURCES INC  COM               18683K101   7,459    116,700  SH  PUT  SHARED-DEFINED     1         0  116,700   0
CLIFFS NATURAL RESOURCES INC  COM               18683K101   5,964     93,300  SH  PUT  SOLE            NONE    93,300        0   0
FREEPORT-MCMORAN COPPER & GO  COM               35671D857   7,702     90,200  SH  PUT  SHARED-DEFINED     1         0   90,200   0
FREEPORT-MCMORAN COPPER & GO  COM               35671D857   6,174     72,300  SH  PUT  SOLE            NONE    72,300        0   0
SPDR S&P 500 ETF TR           TR UNIT           78462F103   3,417     29,938  SH       SHARED-DEFINED     1         0   29,938   0
SPDR S&P 500 ETF TR           TR UNIT           78462F103   2,689     23,562  SH       SOLE            NONE    23,562        0   0
SPDR S&P 500 ETF TR           TR UNIT           78462F103   6,985     61,200  SH  PUT  SHARED-DEFINED     1         0      612   0
SPDR S&P 500 ETF TR           TR UNIT           78462F103   5,570     48,800  SH  PUT  SOLE            NONE       488        0   0
TECK RESOURCES LTD            CL B              878742204   1,659     40,300  SH  PUT  SHARED-DEFINED     1         0      403   0
TECK RESOURCES LTD            CL B              878742204   1,325     32,200  SH  PUT  SOLE            NONE       322        0   0
UNITED STATES STL CORP NEW    COM               912909108   6,576    150,000  SH  PUT  SHARED-DEFINED     1         0  150,000   0
UNITED STATES STL CORP NEW    COM               912909108   5,261    120,000  SH  PUT  SOLE            NONE   120,000        0   0





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